Annual Total Returns - FIMMFunds-Class1ComboPRO - FIMMFunds-Class1ComboPRO - Fidelity Investments Money Market Money Market Portfolio - Fidelity Investments Money Market - Money Market Portfolio - Class I
May 30, 2023
Bar Chart Table:
Annual Return 2013	0.08%
Annual Return 2014	0.05%
Annual Return 2015	0.11%
Annual Return 2016	0.48%
Annual Return 2017	1.13%
Annual Return 2018	2.00%
Annual Return 2019	2.26%
Annual Return 2020	0.52%
Annual Return 2021	0.01%
Annual Return 2022	1.68%